Share-based compensation - Summary of Stock Option Activity (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Share-based Payment Arrangement, Disclosure [Abstract]
Number of shares, Outstanding, beginning	5,231,891	5,512,222
Number of shares, Granted		1,282,500
Number of shares, Exercised	(53,488)	(1,204,483)
Number of shares, Forfeited	(1,233,050)	(358,348)
Number of shares, Outstanding, ending	3,945,354	5,231,891	5,512,222
Weighted average exercise price, Outstanding, beginning	$ 2.86	$ 3.36
Weighted average exercise price, Granted		2.86
Weighted average exercise price, Exercised	0.6	1.09
Weighted average exercise price, Forfeited	1.31	2.86
Weighted average exercise price, Outstanding, ending	$ 2.58	$ 2.86	$ 3.36
Weighted average remaining contractual term, Outstanding	3 years 5 months 12 days	5 years 3 months	6 years 3 months 25 days
Aggregate intrinsic value, Outstanding, beginning	$ 404	$ 29,360
Aggregate intrinsic value, Outstanding, ending	$ 124	$ 404	$ 29,360
Weighted average fair value, Outstanding, beginning	$ 2.36	$ 3.28
Weighted average fair value, Granted		2.27
Weighted average fair value, Exercised	2.26	0.73
Weighted average fair value, Forfeited	0.86	3.83
Weighted average fair value, Outstanding, ending	$ 2.06	$ 2.36	$ 3.28